Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current U.S. federal	$ 32.2	$ 42.7	$ 62.8
Current Non-U.S.	166.2	164.7	146.2
Current U.S. state and local	0.4	1.6	5.8
Deferred U.S. federal	(3.2)	11.7	0.2
Deferred Non-U.S.	2.9	22.2	(29.6)
Deferred U.S. state and local	(0.5)	1.2	(2.4)
Total income tax expense (benefit)	$ 198.0	$ 244.1	$ 183.0